Subsequent Events (Details) - Subsequent Event	Oct. 03, 2017 USD ($)
M West Propco - Old Lessor [Member]
Subsequent Event
Termination fee	$ 250,000
Monthly rent expense	$ 88,930
Cyren Inc - New Lessor [Member]
Subsequent Event
Lease term	36 months
Monthly rent expense	$ 21,600